Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	US$	US$
Purchased software	314,468	566,123
Others	—	8,964
Less: Accumulated amortization	(46,732)	(178,592)
Intangible Assets, net	267,736	396,495